Share-Based Compensation - Schedule of Share-Based Compensation Expenses Related to Restricted Shares (Detail) ¥ in Thousands, $ in Thousands	9 Months Ended			12 Months Ended
	Sep. 30, 2020 CNY (¥)	Sep. 30, 2020 USD ($)	Sep. 30, 2019 CNY (¥)	Dec. 31, 2019 CNY (¥)
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation expenses related to restricted shares	¥ 392,576	$ 57,820	¥ 515,193	¥ 515,203
Restricted Shares [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation expenses related to restricted shares	0	0	1,556	1,566
Research and Development Expense [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation expenses related to restricted shares	224,619	33,083	467	470
Research and Development Expense [Member] | Restricted Shares [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation expenses related to restricted shares	0	0	467	470
General and Administrative Expense [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation expenses related to restricted shares	167,957	24,737	514,726	514,733
General and Administrative Expense [Member] | Restricted Shares [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation expenses related to restricted shares	¥ 0	$ 0	¥ 1,089	¥ 1,096